Non-Mineral Leases - Future Minimum Rental Payments Due under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 767
2013	519
2014	382
2015	300
2016	202
Remaining years	591
Total	2,761
Less income from subleases	132
Net minimum operating lease payments	$ 2,629